RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS	RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS
Certain Plan investments are shares of BellRing common stock, and BellRing is a related party to the Plan. BellRing is the Plan sponsor and, therefore, these transactions also qualify as party-in-interest transactions under the provisions of ERISA. At December 31, 2025, these shares had a total cost basis of $1,053,671 and a fair market value of $995,283. During 2025, the Plan purchased $319,149 and sold $113,560 of such assets. At December 31, 2024, these shares had a total cost basis of $859,882 and a fair market value of $2,426,085. During 2024, the Plan purchased $225,278 and sold $397,310 of such assets.
In March 2025, the Plan discontinued the Post Common Stock Fund as an available investment alternative. For additional details about this fund’s termination, refer to Note 1. Prior to its removal, the Plan’s investments in this fund were comprised of holdings in Post common stock shares. Under ERISA regulations, transactions involving Post common stock were considered related party and party-in-interest transactions, as some Company directors also acted as officers and/or directors of Post. Furthermore, until January 1, 2025, Post supplied certain administrative services to the Plan through a master services agreement. As of December 31, 2025, the shares had a total cost basis and fair market value of $0. During 2025, the Plan made no share purchases under the Post Common Stock Fund and sold $506,436 of such assets. At December 31, 2024, these shares had a total cost basis of $215,371 and a fair market value of $520,247. During 2024, the Plan made no share purchases under the Post Common Stock Fund and sold $27,612 of such assets.
The Plan invests in shares of mutual funds and units of collective trusts managed by an affiliate of Vanguard. Vanguard acts as trustee for only those investments as defined by the Plan. Transactions in such investments qualify as party-in-interest transactions which are exempt from the prohibited transaction rules.
In addition, the Plan issues loans to participants, which qualify as party-in-interest transactions under the provisions of ERISA and are exempt from the prohibited transaction rules.
Fees paid by the Plan for administrative services were $28,738 for the year ended December 31, 2025.